T. ROWE PRICE International Bond Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.6%
Government Bonds 0.6%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 860,000 878
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 713
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 1,780,000 1,550
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 2,725
Total Albania (Cost
$6,580
)
5,866
AUSTRALIA 3.3%
Corporate Bonds 0.8%
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 961
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,488
NBN, 4.125%, 3/15/29 (EUR)  1,910,000 2,000
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,395
Transurban Finance, 3.00%, 4/8/30 (EUR)  1,900,000 1,845
7,689
Government Bonds 2.5%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  23,559,000 15,218
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,710,000 2,255
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 5,996
23,469
Total Australia (Cost
$36,746
)
31,158
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 6,877,000 3,667
Total Austria (Cost
$4,226
)
3,667
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 271
Total Belgium (Cost
$282
)
271
BRAZIL 1.5%
Corporate Bonds 0.2%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,125,000 918

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MercadoLibre, 3.125%, 1/14/31 (USD) (2) 1,380,000 1,087
2,005
Government Bonds 1.3%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%, 8/15/30  18,791,974 3,828
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  6,779,541 1,354
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  17,395,000 3,382
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  16,606,000 3,076
11,640
Total Brazil (Cost
$13,648
)
13,645
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (2) 3,310,000 3,386
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 1,420,000 1,452
Total Bulgaria (Cost
$5,065
)
4,838
CANADA 3.2%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,118
1,118
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 2,876
2,876
Government Bonds 2.8%
Government of Canada, 1.25%, 3/1/27  10,914,000 7,227
Government of Canada, 3.50%, 3/1/28  5,550,000 3,964
Government of Canada, 5.00%, 6/1/37  5,720,000 4,632
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  11,296,637 9,372
Province of Ontario, 3.50%, 6/2/43  996,000 600
25,795
Total Canada (Cost
$33,641
)
29,789
CHILE 0.4%
Corporate Bonds 0.3%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 1,520,000 1,304

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Interchile, 4.50%, 6/30/56 (USD)  1,700,000 1,279
2,583
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,106
1,106
Total Chile (Cost
$4,229
)
3,689
CHINA 6.9%
Convertible Bonds 0.1%
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  1,200,000 1,025
1,025
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,016
Tencent Holdings, 3.24%, 6/3/50 (USD) (2) 1,850,000 1,066
3,082
Government Bonds 6.5%
China Development Bank, Series 1905, 3.48%, 1/8/29  30,000,000 4,255
People's Republic of China, Series INBK, 2.60%, 9/1/32  150,000,000 20,297
People's Republic of China, Series INBK, 2.69%, 8/15/32  70,000,000 9,539
People's Republic of China, Series INBK, 3.02%, 5/27/31  50,000,000 7,001
People's Republic of China, Series INBK, 3.32%, 4/15/52  30,000,000 4,310
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 4,456
People's Republic of China, Series 1908, 4.00%, 6/24/69  10,000,000 1,669
People's Republic of China, Series 1915, 3.13%, 11/21/29  60,000,000 8,459
59,986
Total China (Cost
$65,836
)
64,093
COLOMBIA 0.6%
Government Bonds 0.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 1,921
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,322
Republic of Colombia, Series B, 13.25%, 2/9/33  295,300,000 78
Total Colombia (Cost
$4,467
)
5,321
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 2,842
Republic of Cyprus, 1.50%, 4/16/27  425,000 416
Republic of Cyprus, 2.75%, 2/26/34  547,000 501

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 2.75%, 5/3/49  642,000 488
Total Cyprus (Cost
$5,976
)
4,247
CZECH REPUBLIC 0.7%
Government Bonds 0.7%
Republic of Czech, Series 105, 2.75%, 7/23/29  82,820,000 3,234
Republic of Czech, Series 125, 1.50%, 4/24/40  59,000,000 1,604
Republic of Czech, Series 142, 1.95%, 7/30/37  50,870,000 1,587
Total Czech Republic (Cost
$6,630
)
6,425
DENMARK 0.6%
Corporate Bonds 0.6%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  400,000 353
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 494
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 500,000 490
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 775,000 774
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,023
TDC Net, 5.618%, 2/6/30 (EUR)  2,345,000 2,411
Total Denmark (Cost
$5,869
)
5,545
FRANCE 3.1%
Corporate Bonds 1.8%
Altice France, 5.875%, 2/1/27 (1) 375,000 340
Banijay Entertainment, 7.00%, 5/1/29 (1) 175,000 183
Banque Federative du Credit Mutuel, 1.25%, 5/26/27 (2) 500,000 477
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  500,000 466
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  900,000 923
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 998
BNP Paribas, VR, 3.875%, 1/10/31 (2)(3) 1,000,000 1,036
BPCE, 0.25%, 1/14/31  1,100,000 874
BPCE, 3.50%, 1/25/28  900,000 925
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,437
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,083
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 925
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,409
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,093
IPD 3, 8.00%, 6/15/28 (1) 305,000 325
Loxam, 6.375%, 5/15/28  645,000 666
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,140
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  1,100,000 856
Veolia Environnement, 1.25%, 4/2/27  1,000,000 965

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Veolia Environnement, 1.94%, 1/7/30 (2) 500,000 466
16,587
Government Bonds 1.3%
Republic of France, 1.25%, 5/25/36 (1) 10,647,000 8,583
Republic of France, 3.00%, 5/25/33  3,300,000 3,371
11,954
Total France (Cost
$33,873
)
28,541
GERMANY 6.4%
Corporate Bonds 1.2%
Allianz, VR, 3.375% (3)(4) 2,300,000 2,371
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,318
Fresenius, 5.00%, 11/28/29  1,200,000 1,279
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 200
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 107
Gruenenthal, 6.75%, 5/15/30  600,000 641
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 1,900,000 1,579
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 749
TK Elevator Midco, 4.375%, 7/15/27 (1) 490,000 468
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 193
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,597
11,502
Government Bonds 5.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  18,320,000 16,314
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  16,031,190 16,625
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  13,665,046 14,494
KfW, 4.70%, 6/2/37 (CAD)  924,000 658
48,091
Total Germany (Cost
$62,903
)
59,593
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,147
Total Greece (Cost
$4,585
)
3,147
HUNGARY 1.0%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 910,000 980
980

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.9%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,557,000 1,656
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  3,544,590,000 6,487
8,143
Total Hungary (Cost
$11,449
)
9,123
ICELAND 0.4%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,640
1,640
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 1,997
1,997
Total Iceland (Cost
$4,600
)
3,637
INDIA 1.0%
Corporate Bonds 0.2%
ABJA Investment, 5.95%, 7/31/24 (USD)  1,200,000 1,197
State Bank of India, 4.875%, 5/5/28 (USD) (2) 825,000 798
1,995
Government Bonds 0.8%
Republic of India, 7.26%, 8/22/32  602,040,000 7,250
7,250
Total India (Cost
$9,285
)
9,245
INDONESIA 1.7%
Corporate Bonds 0.0%
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 307
307
Government Bonds 1.7%
Republic of Indonesia, 3.75%, 6/14/28 (EUR) (2) 6,942,000 7,194
Republic of Indonesia, Series FR87, 6.50%, 2/15/31  13,738,000,000 873
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  52,200,000,000 3,298
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  69,495,000,000 4,472
15,837
Total Indonesia (Cost
$17,493
)
16,144

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  522,000 345
Republic of Ireland, 2.00%, 2/18/45  983,000 776
Total Ireland (Cost
$2,005
)
1,121
ISRAEL 2.0%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 1,280,000 1,092
Israel Electric, 7.875%, 12/15/26 (USD)  950,000 982
2,074
Government Bonds 1.8%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 2,976
State of Israel, Series 0142, 5.50%, 1/31/42  18,595,000 5,541
State of Israel, Series 0347, 3.75%, 3/31/47  2,249,000 527
State of Israel, Series 0825, 1.75%, 8/31/25  28,725,389 7,146
16,190
Total Israel (Cost
$22,701
)
18,264
ITALY 4.1%
Corporate Bonds 0.8%
Autostrade per l'Italia, 2.00%, 12/4/28  990,000 915
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 940
CA Auto Bank, 0.50%, 9/13/24  1,000,000 1,019
Inter Media and Communication, 6.75%, 2/9/27  920,000 929
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,352
Lottomatica, FRN, 3M EURIBOR + 4.125%, 7.928%, 6/1/28 (1) 185,000 197
Snam, 0.875%, 10/25/26  1,165,000 1,119
UniCredit, VR, 4.875%, 2/20/29 (3) 650,000 684
7,155
Government Bonds 3.3%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  19,916,000 20,600
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  6,061,000 3,917
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%, 5/15/28 (1) 6,087,720 6,245
30,762
Total Italy (Cost
$43,149
)
37,917

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  1,565,000 1,370
Total Ivory Coast (Cost
$1,363
)
1,370
JAPAN 14.3%
Government Bonds 14.3%
Government of Japan, Series 16, 1.30%, 3/20/63  1,748,050,000 10,159
Government of Japan, Series 44, 1.70%, 9/20/44  1,160,500,000 8,063
Government of Japan, Series 73, 0.70%, 12/20/51  53,700,000 284
Government of Japan, Series 74, 1.00%, 3/20/52  1,890,250,000 10,808
Government of Japan, Series 75, 1.30%, 6/20/52  1,516,250,000 9,336
Government of Japan, Series 76, 1.40%, 9/20/52  1,860,800,000 11,747
Government of Japan, Series 338, 0.40%, 3/20/25  2,089,800,000 14,067
Government of Japan Treasury Bills, Series 1177, (0.13)%,
11/20/23  3,800,000,000 25,435
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  906,936,000 6,184
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  1,574,698,800 10,795
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  1,712,561,600 11,803
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  1,252,232,880 8,897
Government of Japan, Inflation-Indexed, Series 27, 0.005%,
3/10/32  760,452,925 5,363
Total Japan (Cost
$159,173
)
132,941
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 1,485,000 1,286
Total Kuwait (Cost
$1,488
)
1,286
LATVIA 1.2%
Government Bonds 1.2%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 11,098
Total Latvia (Cost
$13,214
)
11,098

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LITHUANIA 0.6%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 200,000 205
205
Government Bonds 0.6%
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,200
5,200
Total Lithuania (Cost
$5,570
)
5,405
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Albion Financing 1, 5.25%, 10/15/26  600,000 599
Altice Financing, 4.25%, 8/15/29 (1) 365,000 320
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,406
Logicor Financing, 1.50%, 7/13/26  1,075,000 1,018
Total Luxembourg (Cost
$4,103
)
3,343
MALAYSIA 2.3%
Government Bonds 2.3%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  21,374,000 4,259
Government of Malaysia, Series 0216, 4.736%, 3/15/46  63,031,000 14,036
Government of Malaysia, Series 0318, 4.642%, 11/7/33  15,499,000 3,481
Total Malaysia (Cost
$23,859
)
21,776
MEXICO 1.9%
Corporate Bonds 0.2%
America Movil, 5.75%, 6/28/30 (GBP) (2) 1,070,000 1,315
1,315
Government Bonds 1.7%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  2,185,000 1,752
United Mexican States, Series M, 7.50%, 5/26/33  145,425,000 7,093
United Mexican States, Series M, 8.50%, 5/31/29  21,234,000 1,140
United Mexican States, Series M, 8.50%, 11/18/38  118,327,000 5,989
15,974
Total Mexico (Cost
$17,795
)
17,289

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.7%
Corporate Bonds 0.7%
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP) (1) 100,000 124
ING Groep, VR, 1.25%, 2/16/27 (3) 1,500,000 1,469
LeasePlan, VR, 7.375% (3)(4) 1,500,000 1,566
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,001
TenneT Holding, 2.00%, 6/5/34  2,100,000 1,900
VZ Secured Financing, 3.50%, 1/15/32 (2) 600,000 488
Ziggo, 2.875%, 1/15/30 (2) 510,000 435
Total Netherlands (Cost
$7,581
)
6,983
NEW ZEALAND 0.9%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  1,290,000 1,310
1,310
Government Bonds 0.8%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  14,136,000 7,324
7,324
Total New Zealand (Cost
$9,563
)
8,634
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 928
Total North Macedonia (Cost
$911
)
928
NORWAY 0.2%
Corporate Bonds 0.2%
Avinor, 0.75%, 10/1/30 (EUR)  1,750,000 1,481
Total Norway (Cost
$1,554
)
1,481
PERU 0.5%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 1,170,000 1,076
1,076

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Republic of Peru, 5.40%, 8/12/34  13,880,000 3,131
3,131
Total Peru (Cost
$4,314
)
4,207
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 899
Total Philippines (Cost
$1,092
)
899
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 365,000 336
Total Poland (Cost
$435
)
336
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (3) 1,000,000 949
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 600,000 553
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (2)(3) 1,200,000 1,217
Total Portugal (Cost
$2,845
)
2,719
QATAR 0.2%
Corporate Bonds 0.2%
QNB Finance, 2.75%, 2/12/27 (USD)  2,200,000 2,015
Total Qatar (Cost
$2,103
)
2,015
ROMANIA 1.7%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 2,555,000 2,811
RCS & RDS, 3.25%, 2/5/28 (EUR)  1,100,000 961
3,772
Government Bonds 1.3%
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 1,510,000 1,388
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 317
Republic of Romania, 2.875%, 5/26/28 (EUR) (2) 3,700,000 3,508

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, Series 15Y, 4.75%, 10/11/34  37,045,000 6,546
11,759
Total Romania (Cost
$17,164
)
15,531
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (2) 1,000,000 816
Total Saudi Arabia (Cost
$927
)
816
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 5.375%, 6/8/37 (EUR)  1,530,000 1,041
Total Senegal (Cost
$1,064
)
1,041
SERBIA 1.0%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR) (5) 296,383 306
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 588
894
Government Bonds 0.9%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,042
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)(2) 1,890,000 1,542
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,447
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 607,000 382
Republic of Serbia, 2.05%, 9/23/36 (EUR)  925,000 582
7,995
Total Serbia (Cost
$12,130
)
8,889
SINGAPORE 3.4%
Government Bonds 3.4%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,028
Government of Singapore, 1.625%, 7/1/31  8,331,000 5,361
Government of Singapore, 2.375%, 6/1/25  3,960,000 2,833
Government of Singapore, 2.875%, 7/1/29  25,984,000 18,495
Total Singapore (Cost
$32,318
)
31,717

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.7%
Government Bonds 0.7%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 1,805,000 1,473
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  3,533,000 3,225
Republic of Slovenia, Series RS77, 2.25%, 3/3/32 (2) 900,000 855
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 775
Total Slovenia (Cost
$8,215
)
6,328
SOUTH AFRICA 1.3%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 906
906
Government Bonds 1.2%
Republic of South Africa, Series R186, 10.50%, 12/21/26  76,790,000 4,179
Republic of South Africa, Series R213, 7.00%, 2/28/31  165,298,000 6,857
11,036
Total South Africa (Cost
$12,628
)
11,942
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
NongHyup Bank, 4.875%, 7/3/28 (USD) (1) 1,940,000 1,884
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 2,090,000 2,008
Total South Korea (Cost
$4,016
)
3,892
SPAIN 2.3%
Corporate Bonds 1.2%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  1,400,000 1,433
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 419
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 990
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 900,000 957
Banco Santander, 1.125%, 1/17/25 (2) 1,000,000 1,015
CaixaBank, 3.75%, 9/7/29 (2) 600,000 616
CaixaBank, VR, 6.25%, 2/23/33 (3) 400,000 423
Cellnex Telecom, 1.75%, 10/23/30 (2) 2,200,000 1,885
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 806
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,500
Lorca Telecom Bondco, 4.00%, 9/18/27 (2) 1,500,000 1,472
11,516

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
Kingdom of Spain, 0.00%, 1/31/28  10,972,000 9,998
9,998
Total Spain (Cost
$22,401
)
21,514
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/1/23  83,000,000 250
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/15/23  257,000,000 768
Republic of Sri Lanka Treasury Bills, Series 182, 19.70%,
12/8/23  136,000,000 408
Republic of Sri Lanka Treasury Bills, Series 182, 23.18%,
10/6/23  272,000,000 837
Republic of Sri Lanka Treasury Bills, Series 364, 21.75%, 4/5/24  381,000,000 1,091
Total Sri Lanka (Cost
$3,412
)
3,354
SWEDEN 2.3%
Corporate Bonds 0.3%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  1,010,000 1,014
Tele2, 0.75%, 3/23/31 (EUR)  610,000 497
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 258
Verisure Holding, 9.25%, 10/15/27 (EUR)  600,000 672
2,441
Government Bonds 2.0%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  218,065,000 18,806
18,806
Total Sweden (Cost
$25,590
)
21,247
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 710
Aquarius + Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3) 1,069,000 1,130
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 1,115,000 1,012
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 875,000 1,020
Total Switzerland (Cost
$3,991
)
3,872

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 2.4%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 1,340,000 1,120
1,120
Government Bonds 2.3%
Kingdom of Thailand, 2.00%, 12/17/31  500,073,000 12,655
Kingdom of Thailand, 3.45%, 6/17/43  114,750,000 3,063
Kingdom of Thailand, 3.65%, 6/20/31  204,042,000 5,823
21,541
Total Thailand (Cost
$26,063
)
22,661
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
Abu Dhabi National Energy, 4.375%, 1/24/29 (USD) (1) 1,135,000 1,087
MDGH GMTN RSC, 4.375%, 11/22/33 (USD) (1) 770,000 704
Total United Arab Emirates (Cost
$1,894
)
1,791
UNITED KINGDOM 9.0%
Corporate Bonds 2.8%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 702
Barclays, VR, 0.877%, 1/28/28 (EUR) (2)(3) 800,000 746
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 477
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 941
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 476
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 368
Eastern Power Networks, 5.75%, 3/8/24  38,000 46
Heathrow Funding, 2.75%, 10/13/29  1,072,000 1,093
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 1,830,000 1,933
Jerrold Finco, 5.25%, 1/15/27  600,000 646
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,455,000 1,464
Legal & General Group, VR, 5.375%, 10/27/45 (3) 525,000 621
Marks & Spencer, 6.00%, 6/12/25  450,000 543
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 1,085,000 1,123
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3) 950,000 972
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 731
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 365,000 310
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 744
Next Group, 3.625%, 5/18/28  1,787,000 1,967
Next Group, 4.375%, 10/2/26  540,000 630
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR) (3) 1,050,000 894

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 544
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 800,000 804
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,037
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 127
Sky, 1.875%, 11/24/23 (EUR)  881,000 928
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 1,200,000 1,197
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 970
Tesco Corporate Treasury Services, 1.875%, 11/2/28  950,000 956
Victoria, 3.625%, 8/24/26 (EUR) (2) 650,000 538
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,045
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 716
26,289
Government Bonds 6.2%
United Kingdom Gilt, 0.625%, 6/7/25  12,751,000 14,554
United Kingdom Gilt, 0.625%, 10/22/50  5,300,000 2,373
United Kingdom Gilt, 1.50%, 7/22/26  5,885,000 6,628
United Kingdom Gilt, 1.625%, 10/22/28  19,280,000 20,687
United Kingdom Gilt, 4.25%, 12/7/46  6,016,792 6,668
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
3/22/26  5,760,710 6,917
57,827
Total United Kingdom (Cost
$93,172
)
84,116
UNITED STATES 4.9%
Corporate Bonds 4.7%
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 987
American Honda Finance, 0.75%, 11/25/26 (GBP) (2) 796,000 841
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 877
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 1,130,000 905
AT&T, 3.95%, 4/30/31 (EUR)  2,300,000 2,333
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 966
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3) 1,414,000 1,480
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,191
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 296
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 922
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 1,811
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 942
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 496
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1)(2) 540,000 554
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 910,000 1,017
Fiserv, 1.625%, 7/1/30 (EUR) (2) 100,000 88
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 999
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 1,836

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  1,050,000 1,094
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 972
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,194
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 592
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 625,000 573
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR) (2) 1,370,000 1,464
Highland Holdings, 0.318%, 12/15/26 (EUR) (2) 765,000 718
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,275
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 492
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 765
Mondelez International, 0.25%, 3/17/28 (EUR)  1,960,000 1,764
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 689,000 587
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 1,269,000 1,188
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 2,120,000 1,830
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 432
Netflix, 3.875%, 11/15/29 (EUR) (2) 975,000 997
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,262
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 793
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 145
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 506
Upjohn Finance, 1.908%, 6/23/32 (EUR)  880,000 715
Utah Acquisition, 3.125%, 11/22/28 (EUR)  995,000 966
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 669
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 701
VF, 4.125%, 3/7/26 (EUR)  669,000 696
VF, 4.25%, 3/7/29 (EUR) (2) 695,000 709
Westlake, 1.625%, 7/17/29 (EUR)  1,680,000 1,477
43,117
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,929,813 2,039
2,039
Total United States (Cost
$51,208
)
45,156
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 34,152,400 34,152
34,152
U.S. Treasury Obligations 1.7%
U.S. Treasury Bills, 5.316%, 11/14/23 (9) 9,800,000 9,738

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Bills, 5.324%, 10/19/23 (9) 6,315,000 6,300
16,038
Total Short-Term Investments (Cost $50,188) 50,190
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 22,280,443 22,280
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 22,280
Total Securities Lending Collateral (Cost $22,280) 22,280
Total Investments in Securities 101.6%
(Cost $1,050,862) $ 944,333
Other Assets Less Liabilities (1.6)% (14,540)
Net Assets 100.0% $ 929,793
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$61,342 and represents 6.6% of net assets.
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.8)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 3,672 34 (37) 71
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 1,700 (4) (53) 49
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 2 (4) 6
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 26 (4) 30
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 1,356 15 (26) 41
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 833 8 (1) 9
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 572 6 (9) 15
Total Greece (134) 221
Total Bilateral Credit Default Swaps, Protection Sold (134) 221
Interest Rate Swaps 0.0%
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 1.97%, (7 Day Interbank Repo)
Quarterly, 5/16/30 * 21,812 34 — 34

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.00%, (7 Day Interbank Repo)
Quarterly, 5/15/30 * 22,021 35 — 35
Total China — 69
Total Bilateral Interest Rate Swaps — 69
Total Bilateral Swaps (134) 290
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.8)%
Credit Default Swaps, Protection Bought (0.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 2,550 (80) (104) 24
Total Canada 24
Foreign/Europe 0.0%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 333 19 15 4
Total Foreign/Europe 4
Total Centrally Cleared Credit Default Swaps,
Protection Bought 28
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 1,600 21 17 4
Total Greece 4
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 300 47 46 1
Total Spain 1
Total Centrally Cleared Credit Default Swaps,
Protection Sold 5

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.8)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.283% Quarterly, Pay Variable 2.200% (7
Day Interbank Repo) Quarterly, 8/18/28 39,900 (27) — (27)
5 Year Interest Rate Swap, Receive Fixed
2.476% Quarterly, Pay Variable 1.830% (7
Day Interbank Repo) Quarterly, 6/1/28 29,985 19 — 19
5 Year Interest Rate Swap, Receive Fixed
2.562% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 5/15/28 6,673 8 — 8
5 Year Interest Rate Swap, Receive Fixed
2.568% Quarterly, Pay Variable 1.973% (7
Day Interbank Repo) Quarterly, 5/16/28 22,665 28 — 28
5 Year Interest Rate Swap, Receive Fixed
2.579% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 5/15/28 28,915 39 — 39
Total China 67
Foreign/Europe (0.7)%
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 3.562%
(6M EURIBOR) Semi-Annually, 10/20/25 8,110 (805) — (805)
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 9/21/28 56,100 (111) — (111)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 3.790% (6M
EURIBOR) Semi-Annually, 12/17/29 7,350 (238) — (238)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.987% (6M
EURIBOR) Semi-Annually, 3/2/32 11,900 (2,297) — (2,297)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 3.341% (6M
EURIBOR) Semi-Annually, 4/5/32 9,850 (1,755) — (1,755)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 3.587% (6M
EURIBOR) Semi-Annually, 4/21/32 3,623 (527) — (527)
10 Year Interest Rate Swap, Receive Fixed
2.440% Annually, Pay Variable 3.930% (6M
EURIBOR) Semi-Annually, 6/30/32 2,200 (171) — (171)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 3.760% (6M
EURIBOR) Semi-Annually, 11/30/32 700 (33) — (33)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 3.760% (6M
EURIBOR) Semi-Annually, 11/30/32 300 (14) — (14)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 3.714% (6M
EURIBOR) Semi-Annually, 11/24/32 843 (37) 1 (38)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 3.714% (6M
EURIBOR) Semi-Annually, 11/24/32 281 (12) 1 (13)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 3.707% (6M
EURIBOR) Semi-Annually, 11/23/32 13,600 (580) — (580)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 3.687% (6M
EURIBOR) Semi-Annually, 11/22/32 750 (32) — (32)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 3.663% (6M
EURIBOR) Semi-Annually, 11/17/32 473 (18) — (18)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 3.658% (6M
EURIBOR) Semi-Annually, 11/18/32 803 (28) 1 (29)
10 Year Interest Rate Swap, Receive Fixed
3.025% Annually, Pay Variable 3.312% (6M
EURIBOR) Semi-Annually, 4/4/33 4,500 (146) — (146)
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 9/22/53 12,000 337 — 337
Total Foreign/Europe (6,470)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.057)% (JPY TONA) Annually, 8/10/28 9,725,400 304 2 302
Total Japan 302
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.499%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (761) 1 (762)
Total Mexico (762)
Poland 0.1%
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28 58,600 (177) — (177)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 213 1 212

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 148 — 148
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 74 — 74
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 75 1 74
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 71 — 71
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 141 — 141
Total Poland 543
United Kingdom (0.1)%
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 4.578%
(GBP SONIA) Annually, 1/27/25 32,152 (869) — (869)
Total United Kingdom (869)
Total Centrally Cleared Interest Rate Swaps (7,189)
Total Centrally Cleared Swaps (7,156)
Net payments (receipts) of variation margin to date 7,695
Variation margin receivable (payable) on centrally cleared swaps $ 539
* Credit ratings as of September 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $6.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/6/23 IDR 70,776,754 USD 4,716 $ (138)
Bank of America 10/13/23 CZK 144,849 USD 6,551 (277)
Bank of America 10/13/23 DKK 23,298 USD 3,449 (144)
Bank of America 10/13/23 USD 2,417 RON 10,897 101
Bank of America 10/13/23 USD 4,139 ZAR 78,830 (20)
Bank of America 10/20/23 CHF 4,166 USD 4,555 7
Bank of America 10/20/23 JPY 691,391 USD 5,012 (368)
Bank of America 10/20/23 USD 5,353 CAD 7,247 16
Bank of America 10/20/23 USD 5,487 NZD 8,827 197
Bank of America 11/24/23 USD 6,013 GBP 4,723 249
Bank of America 12/8/23 USD 6,069 MYR 28,025 60
Bank of America 1/17/24 USD 948 KRW 1,269,048 4
Barclays Bank 10/6/23 IDR 40,032,174 USD 2,612 (23)
Barclays Bank 10/6/23 KRW 33,415,339 USD 25,595 (836)
Barclays Bank 10/6/23 USD 27,721 KRW 36,943,438 347
Barclays Bank 10/20/23 AUD 1,125 USD 730 (6)
Barclays Bank 10/20/23 JPY 89,172 USD 655 (56)
Barclays Bank 11/17/23 USD 4,919 PLN 21,152 83
Barclays Bank 11/24/23 EUR 1,011 USD 1,105 (34)
Barclays Bank 11/24/23 USD 1,108 GBP 905 3
Barclays Bank 12/8/23 USD 3,356 INR 278,494 16
Barclays Bank 12/15/23 USD 7,258 ZAR 138,846 (25)
Barclays Bank 1/17/24 KRW 36,943,438 USD 27,887 (406)
BNP Paribas 10/6/23 KRW 3,466,288 USD 2,623 (55)
BNP Paribas 10/13/23 HUF 991,919 USD 2,811 (125)
BNP Paribas 10/13/23 MXN 10,480 USD 606 (7)
BNP Paribas 10/13/23 USD 3,073 RON 13,576 189
BNP Paribas 10/20/23 JPY 13,208,920 USD 97,114 (8,388)
BNP Paribas 10/20/23 USD 985 AUD 1,534 (2)
BNP Paribas 10/20/23 USD 1,379 CAD 1,859 10
BNP Paribas 10/20/23 USD 5,024 JPY 738,434 64
BNP Paribas 11/10/23 CLP 954,772 USD 1,110 (39)
BNP Paribas 11/10/23 USD 769 CLP 672,351 14
BNP Paribas 11/17/23 USD 1,762 PLN 7,275 99
BNP Paribas 11/24/23 EUR 18,265 USD 19,986 (629)
BNP Paribas 11/24/23 GBP 8,813 USD 10,789 (32)
BNP Paribas 11/24/23 USD 6,940 EUR 6,459 95
BNP Paribas 11/24/23 USD 9,333 GBP 7,407 293
BNP Paribas 12/4/23 USD 2,955 BRL 14,620 71
BNP Paribas 12/7/23 USD 801 COP 3,385,125 (14)
BNP Paribas 12/8/23 MYR 2,604 USD 558 —
BNP Paribas 12/8/23 USD 2,321 MYR 10,833 (1)
BNP Paribas 12/15/23 USD 3,780 CNH 27,559 (10)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNY Mellon 12/15/23 USD 13,590 SGD 18,459 $ 39
Canadian Imperial Bank
of Commerce 12/15/23 USD 565 SGD 767 2
Citibank 10/6/23 IDR 58,648,285 USD 3,820 (27)
Citibank 10/6/23 TWD 125,120 USD 3,877 5
Citibank 10/6/23 USD 4,661 IDR 69,989,951 134
Citibank 10/13/23 RON 21,296 USD 4,728 (203)
Citibank 10/13/23 USD 5,938 CZK 131,896 225
Citibank 10/19/23 USD 12,481 ILS 46,144 372
Citibank 10/20/23 AUD 10,260 USD 7,021 (419)
Citibank 10/20/23 USD 2,935 JPY 414,045 154
Citibank 11/10/23 USD 387 CLP 331,158 15
Citibank 11/24/23 EUR 1,388 USD 1,472 (1)
Citibank 11/24/23 USD 154 EUR 144 1
Citibank 11/24/23 USD 1,668 GBP 1,367 —
Citibank 12/7/23 USD 807 COP 3,419,318 (16)
Citibank 12/15/23 CNH 5,404 USD 744 (1)
Citibank 1/17/24 USD 3,900 TWD 125,120 (11)
Deutsche Bank 10/6/23 USD 3,364 TWD 104,238 130
Deutsche Bank 10/13/23 CZK 136,539 USD 6,256 (342)
Deutsche Bank 10/13/23 HUF 2,405,933 USD 6,819 (305)
Deutsche Bank 10/13/23 USD 5,323 CZK 117,535 232
Deutsche Bank 10/19/23 ILS 1,199 USD 315 —
Deutsche Bank 11/24/23 USD 3,140 EUR 2,932 32
Deutsche Bank 12/8/23 USD 7,199 THB 250,305 281
Goldman Sachs 10/6/23 IDR 24,743,590 USD 1,614 (14)
Goldman Sachs 10/6/23 KRW 6,842,678 USD 5,169 (99)
Goldman Sachs 10/6/23 TWD 67,052 USD 2,079 1
Goldman Sachs 10/6/23 TWD 40,172 USD 1,247 (1)
Goldman Sachs 10/6/23 USD 4,086 IDR 61,116,410 133
Goldman Sachs 10/6/23 USD 1,383 IDR 21,462,836 (5)
Goldman Sachs 10/6/23 USD 5,920 TWD 183,634 223
Goldman Sachs 10/20/23 JPY 50,168 USD 340 (3)
Goldman Sachs 10/20/23 USD 6,630 JPY 906,235 543
Goldman Sachs 11/24/23 USD 6,023 GBP 4,723 258
Goldman Sachs 12/4/23 USD 2,277 BRL 11,254 57
Goldman Sachs 12/8/23 USD 2,418 INR 202,195 (6)
Goldman Sachs 12/15/23 CNH 120,783 USD 16,735 (128)
Goldman Sachs 1/17/24 IDR 21,462,836 USD 1,380 4
Goldman Sachs 1/17/24 USD 3,345 TWD 107,224 (6)
HSBC Bank 10/6/23 USD 1,359 IDR 21,010,449 1
HSBC Bank 10/6/23 USD 3,108 TWD 96,220 123
HSBC Bank 10/13/23 HUF 555,832 USD 1,552 (47)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/20/23 JPY 572,374 USD 3,865 $ (20)
HSBC Bank 11/24/23 EUR 14,242 USD 15,581 (488)
HSBC Bank 12/8/23 THB 50,585 USD 1,399 (1)
HSBC Bank 12/8/23 USD 21,725 MYR 100,667 141
HSBC Bank 12/15/23 CNH 19,870 USD 2,725 7
HSBC Bank 12/15/23 CNH 241,570 USD 33,450 (235)
HSBC Bank 12/15/23 SGD 2,452 USD 1,798 2
HSBC Bank 1/17/24 IDR 21,010,449 USD 1,358 (2)
JPMorgan Chase 10/13/23 CZK 9,897 USD 457 (28)
JPMorgan Chase 10/13/23 MXN 13,908 USD 805 (9)
JPMorgan Chase 10/13/23 USD 734 MXN 12,829 —
JPMorgan Chase 10/20/23 AUD 585 USD 378 (1)
JPMorgan Chase 10/20/23 CAD 8,086 USD 6,144 (189)
JPMorgan Chase 10/20/23 JPY 61,693 USD 440 (25)
JPMorgan Chase 10/20/23 NOK 16,159 USD 1,614 (102)
JPMorgan Chase 10/20/23 USD 7,882 JPY 1,119,912 360
JPMorgan Chase 11/24/23 EUR 1,201 USD 1,308 (35)
JPMorgan Chase 11/24/23 GBP 4,757 USD 6,035 (230)
JPMorgan Chase 11/24/23 USD 2,419 EUR 2,256 28
JPMorgan Chase 11/24/23 USD 89 EUR 84 (1)
JPMorgan Chase 11/24/23 USD 650 GBP 529 4
JPMorgan Chase 12/7/23 USD 592 COP 2,373,021 20
JPMorgan Chase 12/8/23 MYR 1,666 USD 357 —
JPMorgan Chase 12/8/23 USD 618 THB 21,558 22
Morgan Stanley 10/6/23 TWD 151,748 USD 4,748 (40)
Morgan Stanley 10/13/23 USD 770 MXN 13,370 5
Morgan Stanley 11/10/23 CLP 954,772 USD 1,110 (39)
Morgan Stanley 11/24/23 USD 3,795 EUR 3,533 51
Morgan Stanley 11/24/23 USD 464 EUR 439 (1)
Morgan Stanley 11/24/23 USD 1,216 GBP 953 53
Morgan Stanley 11/24/23 USD 13,029 SEK 140,570 133
Morgan Stanley 12/8/23 USD 2,336 THB 81,648 80
Morgan Stanley 12/15/23 CNH 366,251 USD 50,570 (211)
Morgan Stanley 1/17/24 USD 1,711 PEN 6,536 (5)
RBC Dominion Securities 10/13/23 USD 822 MXN 14,325 2
RBC Dominion Securities 10/20/23 CAD 31,035 USD 23,590 (734)
RBC Dominion Securities 10/20/23 USD 14,051 CAD 18,771 227
RBC Dominion Securities 10/20/23 USD 10,388 JPY 1,501,247 304
Standard Chartered 10/6/23 USD 739 KRW 988,850 6
Standard Chartered 11/24/23 GBP 1,690 USD 2,078 (16)
Standard Chartered 12/8/23 MYR 7,738 USD 1,661 (2)
Standard Chartered 12/15/23 USD 6,795 SGD 9,232 17
State Street 10/13/23 USD 2,517 MXN 43,929 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/20/23 AUD 7,445 USD 4,824 $ (33)
State Street 10/20/23 CAD 15,151 USD 11,397 (239)
State Street 10/20/23 CHF 8,131 USD 9,561 (658)
State Street 11/24/23 EUR 19,734 USD 21,615 (701)
State Street 11/24/23 USD 177 EUR 168 (1)
State Street 11/24/23 USD 2,862 GBP 2,306 48
State Street 11/24/23 USD 121 GBP 100 (1)
State Street 12/8/23 USD 465 THB 16,208 17
UBS Investment Bank 10/6/23 USD 1,329 IDR 20,621,157 (5)
UBS Investment Bank 10/6/23 USD 4,551 KRW 5,792,017 259
UBS Investment Bank 10/6/23 USD 1,126 PEN 4,273 (2)
UBS Investment Bank 10/13/23 HUF 161,964 USD 452 (14)
UBS Investment Bank 10/13/23 USD 1,158 CZK 26,504 10
UBS Investment Bank 10/13/23 USD 2,529 HUF 911,567 61
UBS Investment Bank 10/13/23 USD 4,630 MXN 79,533 78
UBS Investment Bank 10/13/23 USD 4,837 RON 22,503 56
UBS Investment Bank 10/20/23 USD 9,612 CHF 8,351 468
UBS Investment Bank 10/20/23 USD 11,754 JPY 1,663,195 582
UBS Investment Bank 11/17/23 PLN 29,974 USD 6,902 (50)
UBS Investment Bank 11/17/23 USD 9,992 PLN 41,995 392
UBS Investment Bank 11/24/23 EUR 804 USD 851 1
UBS Investment Bank 11/24/23 USD 4,092 EUR 3,818 45
UBS Investment Bank 11/24/23 USD 345 EUR 325 —
UBS Investment Bank 11/24/23 USD 6,074 GBP 4,762 263
UBS Investment Bank 12/7/23 USD 1,637 COP 6,872,830 (18)
UBS Investment Bank 12/8/23 THB 19,138 USD 527 2
UBS Investment Bank 12/8/23 USD 8,742 THB 302,791 375
UBS Investment Bank 1/17/24 IDR 20,621,157 USD 1,327 3
UBS Investment Bank 1/17/24 USD 5,557 PEN 6,023 (2)
Wells Fargo 10/6/23 PEN 4,273 USD 1,168 (40)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8,440)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 95 Commonwealth of Australia ten year bond
contracts 12/23 (6,839) $ 173
Long, 56 Commonwealth of Australia three year bond
contracts 12/23 3,793 (21)
Short, 36 Euro BOBL contracts 12/23 (4,406) 35
Short, 96 Euro BUND contracts 12/23 (13,056) 359
Long, 18 Euro BUXL thirty year bond contracts 12/23 2,329 (188)
Long, 26 Euro SCHATZ contracts 12/23 2,886 2
Short, 48 Government of Canada ten year bond
contracts 12/23 (4,069) 105
Short, 18 Government of Japan ten year bond
contracts 12/23 (17,460) 116
Long, 318 Republic of South Korea ten year bond
contracts 12/23 25,428 (218)
Short, 226 Republic of South Korea three year bond
contracts 12/23 (17,259) 8
Short, 29 U.K. Gilt ten year contracts 12/23 (3,332) 17
Short, 113 U.S. Treasury Notes five year contracts 12/23 (11,906) 100
Short, 74 U.S. Treasury Notes ten year contracts 12/23 (7,997) 138
Short, 52 Ultra U.S. Treasury Notes ten year contracts 12/23 (5,801) 162
Net payments (receipts) of variation margin to date (970)
Variation margin receivable (payable) on open futures contracts $ (182)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 908++
Totals $ —# $ — $ 908+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 57,376  ¤  ¤ $ 56,432
Total $ 56,432^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $908 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $56,432.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE International Bond Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 871,863 $ — $ 871,863
Short-Term Investments 34,152 16,038 — 50,190
Securities Lending Collateral 22,280 — — 22,280
Total Securities 56,432 887,901 — 944,333
Swaps* — 1,646 — 1,646
Forward Currency Exchange
Contracts — 9,007 — 9,007
Futures Contracts* 1,215 — — 1,215
Total $ 57,647 $ 898,554 $ — $ 956,201
Liabilities
Swaps* $ — $ 8,646 $ — $ 8,646
Forward Currency Exchange
Contracts — 17,447 — 17,447
Futures Contracts* 427 — — 427
Total $ 427 $ 26,093 $ — $ 26,520
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds
and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F76-054Q3 09/23